Condensed Consolidated Balance Sheets (unaudited) (Parenthetical) - $ / shares	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Mar. 31, 2015
Statement of Financial Position [Abstract]
Preferred Stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, authorized	10,000,000	10,000,000	10,000,000	10,000,000	10,000,000
Preferred Stock, issued	0	0	0	0	0
Preferred Stock, outstanding	0	0	0	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	300,000,000	300,000,000	300,000,000	300,000,000	300,000,000
Common stock, issued	15,828,981	15,375,981	13,615,440	12,469,084	5,493,200
Common stock, outstanding	15,828,981	15,375,981	13,615,440	12,469,084	5,493,200